EMPLOYEE COMPENSATION AND BENEFIT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Compensation And Benefit Expense [Line Items]
Wages and salaries	$ 214.2	$ 242.5
Social security, pension and government-mandated programs	96.7	101.9
Other benefits	15.4	18.9
Total employee compensation and benefits expenses	326.3	363.4
Less: capitalized to property, plant and equipment	(28.1)	(19.9)
Post-employment benefit expense, defined contribution plans	3.7	6.3
Defined contribution plan, employer matching contribution, payable	7.9	9.1
General And Administrative Expense
Disclosure Of Employee Compensation And Benefit Expense [Line Items]
Total employee compensation and benefits expenses	68.8	79.5
Cost Of Sales
Disclosure Of Employee Compensation And Benefit Expense [Line Items]
Total employee compensation and benefits expenses	$ 229.5	$ 264.0